FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Financial liabilities	$ 255,602	$ 144,206
Financial assets	80,257	112,855
United States dollars [Member]
Statement1 [Line Items]
Financial liabilities	(657)	(1,660)
Financial assets	1,893	4,941
South African rands [Member]
Statement1 [Line Items]
Financial liabilities	(26,880)	(22,909)
Financial assets	6,903	7,894
Japanese yen [Member]
Statement1 [Line Items]
Financial liabilities	0	(6,976)
Financial assets	$ 6	$ 765